Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value of Stock Options

The following assumptions were used to estimate the fair value of stock options granted:

Assumption	June 30, 2026	June 30, 2025
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	118.90%	83.07 – 127.81%
Average remaining expected life of stock options on WIHN Class B Shares (years)	3.28	3.49
Average remaining expected life of stock options on WIHN Class A Shares (years)	n/a	3.40

Schedule of Group's Non-Vested Option Activity

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2026.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	136	7.55	-	-
Granted	22,129	11.08	-	-
Vested	(22,265)	11.06	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as of December 31, 2025	-	-	-	-
Granted	-	-	-	-
Vested	-	-	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as of June 30, 2026	-	-	-	-

Schedule of Group's Stock Option Activity

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2026.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	276,259	2.40	5.25	5,235,260
Of which vested	276,123	2.40	5.24	5,226,771
Of which non-vested	136	-	-	-
Granted	22,129	0.97	-	-
Exercised or converted	(7,741)	0.13	-	127,275
Forfeited or cancelled	(1,200)	3.16	-	-
Expired	(200)	-	-	-
Outstanding as of December 31, 2025	289,247	2.47	4.31	4,073,566
Of which vested	289,247	2.47	4.31	4,073,566
Of which non-vested	-	-	-	-
Granted	4,894	0.13	-	-
Exercised or converted	(94,844)	2.20	-	1,001,061
Forfeited or cancelled	-	-	-	-
Expired	(221)	-	-	-
Outstanding as of June 30, 2026	199,076	2.54	4.08	2,399,174
Of which vested	199,076	2.54	4.08	2,399,174
Of which non-vested	-	-	-	-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	392,720	0.25	3.90	723,175
Of which vested	392,720	0.25	3.90	723,175
Granted	-	-	-	-
Outstanding as of December 31, 2025	392,720	0.25	2.90	526,675
Of which vested	392,720	0.25	2.90	526,675
Granted	-	-	-	-
Exercised or converted	(218,180)	0.32	-	58,546
Outstanding as of June 30, 2026	174,540	0.16	2.41	199,624
Of which vested	174,540	0.16	2.41	199,624

Schedule of Stock-Based Compensation Expenses
Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
In relation to Employee Stock Option Plan (ESOP)	(615)	131
In relation to non-ESOP Option Agreements	5	27
In relation to SEALSQ Option Plans	3,970	9,935
Total	3,360	10,093

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
Research & development expenses	543	1,834
Selling & marketing expenses	278	3,134
General & administrative expenses	2,539	5,125
Total	3,360	10,093

SEALSQ Corp [Member]
Stock-Based Compensation [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value of Stock Options

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2026	June 30, 2025
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	172.11% - 179.04%	175.40%
Average remaining expected life of stock options on F Shares (years)	-	-
Average remaining expected life of stock options on Ordinary Shares (years)	6.10	6.40

Schedule of Group's Non-Vested Option Activity

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2026 and for the year 2025.

	Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	3,042,652	2.94
Vested	3,041,452	2.93
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	1,200	4.29
Granted	1,230,670	3.45
Vested	1,230,670	3.45
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	1,200	4.29

Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	-	-

Schedule of Group's Stock Option Activity

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2026 and the year ended December 31, 2025.

Options on Ordinary shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	-	-
Exercised or converted	(2,647,019)	0.01	-	9,471,366
Forfeited or cancelled	(65,774)	0.01	-	-
Outstanding as of December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376
Granted	1,230,670	0.02	-	-
Exercised or converted	(1,588,536)	0.01	-	5,203,593
Forfeited or cancelled	(6,000)	2.50	-	-
Outstanding as of June 30, 2026	211,158	0.08	5.38	648,096
Of which vested	209,958	0.08	5.38	644,328

Options on F shares	F shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of December 31, 2025	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of June 30, 2026	-	-	-	-
Of which vested	-	-	-	-